RISK MANAGEMENT - Level of collateral held (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt instruments
RISK MANAGEMENT
Collateral (held) pledged	$ (1,214,692)	$ (2,529,943)
Derivatives
RISK MANAGEMENT
Collateral (held) pledged	(87)	(136)
Credit risk
RISK MANAGEMENT
Collateral (held) pledged	(1,214,779)	(2,530,079)
Credit risk | Debt instruments
RISK MANAGEMENT
Collateral (held) pledged	$ 1,214,692	$ 2,529,943
Main type of collateral	Government bonds (TES)	Government bonds (TES)
Credit risk | Derivatives
RISK MANAGEMENT
Collateral (held) pledged	$ 87	$ 136
Main type of collateral	Cash	Cash